UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-06263
                                                    --------------------------

              Principal Partners Blue Chip Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

             711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                   (Zip code)

     Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS


                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL PARTNERS BLUE CHIP FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (99.54%)
AEROSPACE & DEFENSE (2.16%)
                                                                             $
 Boeing                                                    25,400               1,285,240
 Northrop Grumman                                          19,800               1,027,224
 Raytheon                                                  26,600                 994,840
                                                                                3,307,304
AEROSPACE & DEFENSE EQUIPMENT (0.74%)
 General Dynamics                                           2,300                 237,475
 United Technologies                                        8,900                 896,052
                                                                                1,133,527
AGRICULTURAL OPERATIONS (0.69%)
 Monsanto                                                  19,500               1,055,535
APPLICATIONS SOFTWARE (3.66%)
 Microsoft                                                213,344               5,606,680
ATHLETIC FOOTWEAR (0.17%)
 Nike                                                       3,044                 263,702
AUDIO & VIDEO PRODUCTS (0.55%)
 Harman International Industries                            6,900                 839,385
AUTO-CARS & LIGHT TRUCKS (0.69%)
 Ford Motor                                                80,200               1,056,234
BEVERAGES-NON-ALCOHOLIC (1.19%)
 Coca-Cola                                                 22,900                 950,121
 Pepsico                                                   16,272                 873,806
                                                                                1,823,927
BREWERY (0.08%)
 Anheuser-Busch                                             2,600                 127,868
BROADCASTING SERVICES & PROGRAMMING (0.19%)
 Liberty Media /1/                                         27,800                 290,232
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.08%)
 Masco                                                      3,200                 117,760
CABLE TV (0.74%)
 Comcast /1/                                               22,500                 724,275
 Comcast /1/                                               13,200                 417,252
                                                                                1,141,527
CELLULAR TELECOMMUNICATIONS (0.50%)
 Nextel Communications /1/                                 19,200                 550,848
 U.S. Cellular /1/                                          4,700                 211,030
                                                                                  761,878
CHEMICALS-DIVERSIFIED (0.40%)
 E. I. Du Pont de Nemours                                  13,000                 618,280
CHEMICALS-SPECIALTY (0.32%)
 Lubrizol                                                  13,800                 497,214
COMMERCIAL BANKS (0.46%)
 Bank of Hawaii                                             8,600                 412,026
 UnionBanCal                                                4,800                 295,584
                                                                                  707,610
COMMERCIAL SERVICE-FINANCE (0.65%)
 Moody's                                                   11,800                 988,604
                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.57%)
                                                                             $
 Autodesk                                                  29,800                 875,226
COMPUTER SERVICES (0.46%)
 Computer Sciences /1/                                     13,700                 705,824
COMPUTERS (2.13%)
 Hewlett-Packard                                           42,900                 840,411
 International Business Machines                           25,900               2,419,578
                                                                                3,259,989
COMPUTERS-INTEGRATED SYSTEMS (1.14%)
 Dell /1/                                                  42,000               1,753,920
CONSULTING SERVICES (0.19%)
 Accenture /1/                                             11,106                 289,311
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 American Greetings                                        11,100                 267,954
COSMETICS & TOILETRIES (3.69%)
 Avon Products                                              6,200                 261,764
 Gillette                                                  46,227               2,344,633
 Procter & Gamble                                          57,290               3,049,547
                                                                                5,655,944
CRUISE LINES (0.13%)
 Royal Caribbean Cruises                                    3,900                 206,700
DATA PROCESSING & MANAGEMENT (0.50%)
 First Data                                                18,800                 765,912
DISTRIBUTION-WHOLESALE (0.25%)
 Ingram Micro /1/                                          20,900                 386,232
DIVERSIFIED MANUFACTURING OPERATIONS (5.07%)
 General Electric                                         131,983               4,768,546
 ITT Industries                                             4,700                 400,863
 Tyco International                                        72,000               2,602,080
                                                                                7,771,489
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.75%)
 Cendant                                                   48,500               1,142,175
ELECTRIC PRODUCTS-MISCELLANEOUS (0.75%)
 Emerson Electric                                          17,100               1,149,804
ELECTRIC-INTEGRATED (1.62%)
 Edison International                                      28,900                 938,383
 Northeast Utilities                                       18,200                 340,340
 PG&E /1/                                                  31,300               1,095,500
 Sierra Pacific Resources /1/                              11,400                 112,176
                                                                                2,486,399
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.94%)
 Freescale Semiconductor /1/                               31,700                 542,070
 Freescale Semiconductor /1/                                7,651                 133,663
 Intel                                                     86,768               1,947,942
 Texas Instruments                                         15,200                 352,792
                                                                                2,976,467
ENTERPRISE SOFTWARE & SERVICE (0.33%)
 BMC Software /1/                                           6,200                 104,346
                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                             $
 Computer Associates International                         14,700                 399,693
                                                                                  504,039
FIDUCIARY BANKS (0.14%)
 State Street                                               4,700                 210,607
FINANCE-AUTO LOANS (0.31%)
 AmeriCredit /1/                                           19,300                 473,815
FINANCE-CREDIT CARD (0.20%)
 American Express                                           5,600                 298,760
FINANCE-INVESTMENT BANKER & BROKER (4.39%)
 Bear Stearns                                               1,100                 111,166
 Citigroup                                                 74,490               3,653,734
 Lehman Brothers Holdings                                   5,100                 465,069
 Merrill Lynch                                             41,598               2,498,792
                                                                                6,728,761
FINANCE-MORTGAGE LOAN/BANKER (1.17%)
 Federal Home Loan Mortgage                                20,100               1,312,329
 Federal National Mortgage Association                      7,411                 478,602
                                                                                1,790,931
FINANCIAL GUARANTEE INSURANCE (0.62%)
 MBIA                                                      16,000                 955,840
FOOD-FLOUR & GRAIN (0.71%)
 Archer Daniels Midland                                    44,700               1,081,740
FOOD-MEAT PRODUCTS (0.54%)
 Tyson Foods                                               48,100                 825,877
FOOD-MISCELLANEOUS/DIVERSIFIED (0.43%)
 Kraft Foods                                               19,400                 659,212
FOOD-RETAIL (0.28%)
 Albertson's                                               18,900                 432,432
FOOD-WHOLESALE & DISTRIBUTION (0.39%)
 Supervalu                                                 19,000                 600,590
GOLD MINING (0.06%)
 Newmont Mining                                             2,300                  95,657
HEALTH CARE COST CONTAINMENT (0.38%)
 Caremark Rx /1/                                           14,800                 578,680
INDEPENDENT POWER PRODUCER (0.47%)
 NRG Energy /1/                                            20,500                 717,500
INDUSTRIAL GASES (0.44%)
 Air Products & Chemicals                                  11,400                 671,574
INTERNET SECURITY (0.17%)
 Symantec /1/                                              11,100                 259,185
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.41%)
 Franklin Resources                                         9,300                 631,098
LIFE & HEALTH INSURANCE (0.15%)
 UnumProvident                                             13,800                 236,946
                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LOTTERY SERVICES (0.16%)
                                                                             $
 GTECH Holdings                                            10,700                 250,166
MACHINERY-CONSTRUCTION & MINING (0.22%)
 Caterpillar                                                3,860                 343,926
MACHINERY-GENERAL INDUSTRY (0.37%)
 Ingersoll-Rand                                             7,700                 572,726
MACHINERY-PUMPS (0.13%)
 Graco                                                      5,500                 196,075
MEDICAL INSTRUMENTS (0.72%)
 Guidant                                                    3,000                 217,470
 Medtronic                                                 17,000                 892,330
                                                                                1,109,800
MEDICAL PRODUCTS (3.14%)
 Baxter International                                      12,600                 425,376
 Becton Dickinson                                          12,600                 713,790
 Johnson & Johnson                                         43,000               2,782,100
 Zimmer Holdings /1/                                       11,300                 891,005
                                                                                4,812,271
MEDICAL-BIOMEDICAL/GENE (1.87%)
 Amgen /1/                                                 11,726                 729,826
 Biogen Idec /1/                                           17,000               1,104,320
 Genentech /1/                                             13,000                 620,230
 Genzyme /1/                                                7,000                 407,470
                                                                                2,861,846
MEDICAL-DRUGS (6.00%)
 Abbott Laboratories                                       21,533                 969,416
 Allergan                                                  12,300                 934,185
 Elan /1/                                                  11,000                 296,230
 Eli Lilly                                                 19,333               1,048,622
 Merck                                                     39,900               1,119,195
 Pfizer                                                   137,650               3,325,624
 Schering-Plough                                           40,900                 759,104
 Wyeth                                                     18,832                 746,312
                                                                                9,198,688
MEDICAL-HMO (0.82%)
 Aetna                                                      8,300               1,054,515
 UnitedHealth Group                                         2,200                 195,580
                                                                                1,250,095
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.09%)
 AmerisourceBergen                                          2,300                 134,044
METAL-ALUMINUM (0.31%)
 Alcoa                                                     15,881                 468,648
METAL-DIVERSIFIED (0.33%)
 Rio Tinto                                                  4,000                 502,400
MISCELLANEOUS INVESTING (0.44%)
 Equity Office Properties Trust                            23,900                 668,722
MONEY CENTER BANKS (4.33%)
 Bank of America                                           95,718               4,438,444
 JP Morgan Chase                                           58,860               2,197,244
                                                                                6,635,688
                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (3.27%)
                                                                             $
 American International Group                              25,987               1,722,678
 Loews                                                     14,700                 999,600
 MetLife                                                   28,800               1,144,800
 Prudential Financial                                      21,200               1,142,892
                                                                                5,009,970
MULTIMEDIA (4.36%)
 McGraw-Hill                                                5,800                 524,900
 Time Warner /1/                                          168,519               3,033,342
 Viacom                                                    70,090               2,617,161
 Walt Disney                                               17,900                 512,477
                                                                                6,687,880
NETWORKING PRODUCTS (0.97%)
 Cisco Systems /1/                                         82,019               1,479,623
NON-HAZARDOUS WASTE DISPOSAL (0.15%)
 Waste Management                                           7,900                 229,100
OIL & GAS DRILLING (0.48%)
 GlobalSantaFe                                             18,000                 636,480
 Transocean Sedco Forex /1/                                 2,400                 105,600
                                                                                  742,080
OIL COMPANY-EXPLORATION & PRODUCTION (1.84%)
 Anadarko Petroleum                                        22,500               1,489,725
 Apache                                                     4,800                 261,216
 Burlington Resources                                      20,900                 913,539
 Devon Energy                                               4,000                 162,680
                                                                                2,827,160
OIL COMPANY-INTEGRATED (4.68%)
 ChevronTexaco                                              5,000                 272,000
 ConocoPhillips                                            23,400               2,171,286
 Exxon Mobil                                               72,091               3,719,896
 Occidental Petroleum                                      17,200               1,004,136
                                                                                7,167,318
OIL REFINING & MARKETING (0.36%)
 Sunoco                                                     2,800                 244,972
 Valero Energy                                              6,000                 312,180
                                                                                  557,152
OIL-FIELD SERVICES (0.35%)
 Halliburton                                               13,100                 538,803
PAPER & RELATED PRODUCTS (0.47%)
 International Paper                                        7,446                 291,511
 Louisiana-Pacific                                         17,000                 435,200
                                                                                  726,711
PHOTO EQUIPMENT & SUPPLIES (0.37%)
 Eastman Kodak                                             17,200                 569,148
PROPERTY & CASUALTY INSURANCE (0.45%)
 ACE                                                        2,800                 121,520
 St. Paul                                                  15,103                 566,967
                                                                                  688,487
PUBLISHING-NEWSPAPERS (0.14%)
 Tribune                                                    5,400                 215,892
                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RECREATIONAL VEHICLES (0.53%)
                                                                             $
 Polaris Industries                                        12,000                 810,000
REGIONAL BANKS (2.91%)
 National City                                              3,700                 131,535
 U.S. Bancorp                                              40,200               1,208,010
 Wachovia                                                  32,100               1,760,685
 Wells Fargo                                               22,100               1,354,730
                                                                                4,454,960
RETAIL-AUTOMOBILE (0.44%)
 AutoNation /1/                                            35,300                 672,112
RETAIL-BUILDING PRODUCTS (0.62%)
 Home Depot                                                 2,700                 111,402
 Lowe's                                                    14,700                 837,753
                                                                                  949,155
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Circuit City Stores                                       21,300                 305,016
RETAIL-DISCOUNT (1.97%)
 Costco Wholesale                                           9,100                 430,157
 Kmart Holding /1/ /2/                                      2,100                 197,778
 Target                                                     7,300                 370,621
 Wal-Mart Stores                                           38,670               2,026,308
                                                                                3,024,864
RETAIL-REGIONAL DEPARTMENT STORE (0.47%)
 Federated Department Stores                               12,700                 721,360
RETAIL-RESTAURANTS (0.24%)
 Starbucks /1/                                              6,700                 361,800
RETAIL-TOY STORE (0.36%)
 Toys R Us /1/                                             25,800                 553,410
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.21%)
 Analog Devices                                             8,800                 315,832
STEEL PRODUCERS (0.62%)
 Nucor                                                     16,800                 943,488
TELECOMMUNICATION EQUIPMENT (1.07%)
 Qualcomm                                                  40,300               1,500,772
 Scientific-Atlanta                                         4,800                 145,488
                                                                                1,646,260
TELEPHONE-INTEGRATED (2.93%)
 CenturyTel                                                21,400                 697,640
 SBC Communications                                        12,600                 299,376
 Sprint                                                    47,800               1,139,074
 Telephone & Data Systems                                   6,900                 568,008
 Verizon Communications                                    50,000               1,779,500
                                                                                4,483,598
TELEVISION (0.13%)
 Hearst-Argyle Television                                   7,700                 200,354
THERAPEUTICS (0.48%)
 ImClone Systems /1/                                       17,700                 742,515
TOBACCO (1.46%)
 Altria Group                                              14,600                 931,918
 Reynolds American                                         12,500               1,005,250
                                                Shares

                                                Held                            Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
                                                                             $
 UST                                                        5,800                 293,828
                                                                                2,230,996
TRANSPORT-RAIL (1.46%)
 Burlington Northern Santa Fe                              13,600                 655,248
 CSX                                                       13,900                 555,583
 Norfolk Southern                                          29,400               1,026,648
                                                                                2,237,479
TRANSPORT-SERVICES (0.21%)
 FedEx                                                      3,345                 319,949
TRANSPORT-TRUCK (0.10%)
 J.B. Hunt Transport Services                               3,300                 145,596
WEB PORTALS (1.30%)
 Yahoo /1/                                                 56,800               1,999,928
WIRELESS EQUIPMENT (0.79%)
 Motorola                                                  77,000               1,211,980
                                             TOTAL COMMON STOCKS              152,558,928

                                                Maturity

                                                Amount                          Value

------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.19%)
 Lehman Brothers; 2.42%; 02/01/05 maturing
  02/01/05 (collateralized by U.S. Treasury               $                  $
  Note; $299,854; 11/15/06)/3/                            294,019                 294,000
                                     TOTAL REPURCHASE AGREEMENTS                  294,000
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.73%)              152,852,928
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.27%)                    416,808
                                      TOTAL NET ASSETS (100.00%)             $153,269,736
                                                                             --------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
6 S&P 500 eMini    Buy         $350,337      $354,510       $4,173
March, 2005
Futures



/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 20,837,151
Unrealized Depreciation                       (14,224,974)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,612,177
Cost for federal income tax purposes         $146,240,751


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners Blue Chip Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------